SCHEDULE OF CONDENSED BALANCE SHEETS (Details) (Parenthetical) - $ / shares	Jun. 30, 2026	Jan. 08, 2026	Jun. 30, 2025	Jun. 05, 2025	May 20, 2024	May 31, 2023	May 09, 2023
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 0.001	$ 0.001		$ 1
Common stock, shares authorized							50,000
Common stock, shares issued				50,000,000	10,000,000	50,000
Common stock, shares outstanding					10,000,000
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized			75,000,000
Common stock, shares issued	10,010,349		4,010,349
Common stock, shares outstanding	10,010,349		4,010,349
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Common stock, shares authorized			25,000,000
Common stock, shares issued	9,200,000		9,200,000
Common stock, shares outstanding	9,200,000		9,200,000
Consolidated Entities [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	75,000,000		75,000,000
Common stock, shares issued	10,010,349		4,010,349
Common stock, shares outstanding	10,010,349		4,010,349
Consolidated Entities [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.001		$ 0.001
Common stock, shares authorized	25,000,000		25,000,000
Common stock, shares issued	9,200,000		9,200,000
Common stock, shares outstanding	9,200,000		9,200,000